Sale of Businesses and Brands - Additional Information (Detail) £ in Millions, R in Millions, $ in Millions			6 Months Ended
	Dec. 20, 2018 GBP (£)	Dec. 20, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 GBP (£)
United National Breweries [member]
Disclosure of business disposal [line items]
Consideration received on sale of business			£ 40	R 731
Exceptional loss			8
US brands [member]
Disclosure of business disposal [line items]
Net sales contributed			67		£ 81
Operating profit contributed			43		52
Profit after tax contributed			34		£ 41
Portfolio of 19 brands [member]
Disclosure of business disposal [line items]
Aggregate consideration	£ 435	$ 550
Net proceeds after tax and transaction costs			£ 340